Leases - Schedule of Weighted Average Remaining Terms (Detail)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term
Operating Leases	4 years 26 days	3 years 7 months 21 days	3 years 10 months 14 days
Finance Leases	11 months 15 days	1 year 18 days	1 year 6 months 18 days